BALANCE SHEETS - USD ($)	May 31, 2023	Feb. 28, 2023
Current Assets
Cash & cash equivalents	$ 4,512	$ 14,780
Total current assets	4,512	14,780
Other non-current assets	230	287
Total non-current assets	230	287
TOTAL ASSETS	4,742	15,087
Current Liabilities
Accounts payable	1,015	200
Loans from related parties	13,312	12,879
Total current liabilities	14,327	13,079
Total Liabilities	14,327	13,079
Commitments and contingencies	0	0
Stockholders' Equity (Deficit)
Common stock, $0.001 par value, 75,000,000 shares authorized; 6,570,000 shares issued and outstanding as of May 31, 2023, and February 28, 2023	6,570	6,570
Additional Paid-In-Capital	29,830	29,830
Accumulated Deficit	(45,985)	(34,392)
Total Stockholders' equity (deficit)	(9,585)	2,008
Total Liabilities and Stockholders' Equity (Deficit)	$ 4,742	$ 15,087